Inventories - Impairment of Inventory (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provision of inventories [Abstract]
Beginning balance	¥ 72	¥ 54
Provision for inventories	17	56
Written off upon disposal	(9)	(38)
Ending balance	¥ 80	¥ 72